SEGMENT REPORTING - SCHEDULE OF REPORTABLE SEGMENTS BASED ON NET OPERATING INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 43,862,372	$ 39,436,343	$ 31,983,567
Other revenue	281,024	108,564	92,998
Investment property operating expense	(6,974,534)	(5,142,950)	(5,407,439)
Net operating income	36,606,814	34,184,829	26,483,130
General and administrative	(15,626,057)	(8,508,862)	(4,609,195)
Financing costs	(22,642,028)	(31,111,064)	(11,766,726)
Reportable segments | Colombia
IfrsStatementLineItems [Line Items]
Revenue	8,701,738	8,038,441	5,690,569
Investment property operating expense	(1,113,871)	(989,404)	(599,084)
Net operating income	7,587,867	7,049,037	5,091,485
General and administrative	(1,242,962)	(1,182,837)	(897,455)
Financing costs	(6,550,448)	(8,068,416)	(6,267,603)
Reportable segments | Peru
IfrsStatementLineItems [Line Items]
Revenue	10,926,297	9,260,197	8,350,957
Investment property operating expense	(2,663,723)	(1,476,086)	(1,288,280)
Net operating income	8,262,574	7,784,111	7,062,677
General and administrative	(1,270,330)	(1,745,286)	(765,572)
Financing costs	(4,934,412)	(5,431,535)	(1,997,204)
Reportable segments | Costa Rica
IfrsStatementLineItems [Line Items]
Revenue	23,953,313	22,029,141	17,849,043
Investment property operating expense	(3,196,940)	(2,677,460)	(3,520,075)
Net operating income	20,756,373	19,351,681	14,328,968
General and administrative	(3,540,745)	(2,945,824)	(2,421,168)
Financing costs	(11,148,253)	(17,611,113)	(3,483,685)
Reportable segments | Unallocated revenue
IfrsStatementLineItems [Line Items]
Other revenue	281,024	108,564	92,998
General and administrative	(9,572,020)	(2,634,915)	(525,000)
Financing costs	$ (8,915)	$ 0	$ (18,234)